Vessels	12 Months Ended
Dec. 31, 2012
Property Plant and Equipment [Abstract]:
Vessels, Net [Text Block]

7. Vessels, Net:
The amounts in the accompanying consolidated balance sheets are analyzed as follows:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2010	2,037,774	(572,130)	1,465,644
Depreciation	-	(70,887)	(70,887)
Vessel acquisitions and other vessels' cost	146,246	-	146,246
Disposals	(35,160)	25,767	(9,393)
Balance, December 31, 2010	2,148,860	(617,250)	1,531,610
Depreciation	-	(78,803)	(78,803)
Vessel acquisitions and other vessels' cost	194,040	-	194,040
Disposals	(44,792)	16,832	(27,960)
Balance, December 31, 2011	2,298,108	(679,221)	1,618,887
Depreciation	-	(80,333)	(80,333)
Transfer to assets held for sale	(25,000)	20,697	(4,303)
Vessel acquisitions and other vessels' cost	74,053	-	74,053
Disposals	(43,125)	17,166	(25,959)
Balance, December 31, 2012	2,304,036	(721,691)	1,582,345

During the year ended December 31, 2010, the Company sold for scrap the container vessels MSC Germany, MSC Toba, MSC Mexico and MSC Sicily at an aggregate net gain of $9,588 which is included in Gain / (loss) on sale/ disposal of vessels, net in the accompanying 2010 consolidated statement of income.
On May 6, 2010, the Company took delivery from the shipyard of the newbuilding container vessel Navarino at a total cost of $122,230.
On September 23, 2010, the Company contracted to acquire four 3,351 TEU secondhand containerships built between 1990 and 1992 at a purchase price of $11,250 per containership, of which $2,250 was advanced to the sellers as of December 31, 2010. The four containerships, Karmen, Rena, Marina and Konstantina, were delivered to the Company on November 10, 2010, November 22, 2010, February 28, 2011 and March 16, 2011, respectively.
On December 2, 2010, the Company contracted to acquire the 2,020 TEU secondhand containership MSC Pylos built in 1991 at a purchase price of $7,450, of which $750 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 7, 2011.
On December 8, 2010, the Company contracted to acquire the 1,162 TEU secondhand containership Zagora, built in 1995 at a purchase price of $8,287, of which $830 was advanced to the sellers as of December 31, 2010. The containership was delivered to the Company on January 28, 2011.
During the year ended December 31, 2011, the Company acquired the secondhand containerships Prosper, MSC Reunion, MSC Sierra II, MSC Namibia II, MSC Romanos and MSC Methoni at an aggregate cost of $154,826.
During the year ended December 31, 2011, the Company contracted to sell for scrap the vessels MSC Namibia, MSC Sierra, MSC Sudan, MSC Fado, MSC Tuscany and Garden while the vessel Rena was determined to be a constructive total loss (“CTL”) for insurance purposes in October 2011. From the sale of these six vessels and the CTL of Rena, the Company received in aggregate $48,742 and recognized an aggregate gain of $13,077 (including the effect of a provision recorded for potential costs  associated with the grounding of Rena), which is included in Gain / (loss) on sale/disposal of vessels, net in the accompanying 2011 consolidated statement of income.
During the year ended December 31, 2012, the Company acquired five secondhand containerships, MSC Ulsan, Koroni, Kyparissia, Stadt Luebeck and Messini at an aggregate price of $73,000.
During the year ended December 31, 2012, the Company sold for scrap the container vessels Gather, Gifted, Genius I and Horizon at an aggregate price of $22,110 and recognized a net loss of $2,796 (including the effect of the partial reversal of a provision recorded in 2011 for costs associated with the grounding of Rena), which is separately reflected in Gain / (loss) on sale/disposal of vessels, net in the accompanying 2012 consolidated statement of income.
On December 3, 2012, the Company contracted to sell for scrap vessel MSC Washington at a sale price of $8,154. The vessel was delivered to her scrap buyers on January 2, 2013. As of December 31, 2012, the Company had received the total sale price from the scrap buyers amounting to $7,909, net of expenses related to the sale, which is included in Other current liabilities in the 2012 consolidated balance sheet. The Company classified the vessel as “held for sale” in the accompanying December 31, 2012, consolidated balance sheet, as all criteria required for the classification as “held for sale” were met. The sale is expected to result in a gain of approximately $3.2 million, which will be included in the net income in the period the vessel was delivered to her scrap buyers (Note 18(c)). Vessels held for sale are stated at the lower of their carrying value or fair value less costs to sell, or whereas fair value was determined by the Memorandum of Agreement MOA prices (Level 1).
As of December 31, 2012, one of the Company's vessels, having total carrying value of $4,751 was fully depreciated.
Forty-one of the Company's vessels, having a total carrying value of $1,449,548 as of December 31, 2012, have been provided as collateral to secure the long-term debt discussed in Note 9.